Grants and other liabilities (Details) $ in Thousands	3 Months Ended
	Mar. 31, 2020 USD ($) Type	Mar. 31, 2019 USD ($)	Dec. 31, 2019 USD ($)	Oct. 02, 2013 USD ($)
Grants and other liabilities [Abstract]
Grants	$ 1,072,758		$ 1,087,553
Other Liabilities	549,499		554,199
Grant and other non-current liabilities	$ 1,622,257		1,641,752
Number of grant types | Type	2
Income from grants	$ 14,751	$ 14,789
Solana and Mojave [Member]
Grants and other liabilities [Abstract]
Income from grants	14,700	$ 14,800
U.S. Department of Treasury [Member]
Grants and other liabilities [Abstract]
Grants	699,000		707,000
Federal Financing Bank [Member]
Grants and other liabilities [Abstract]
Grants	372,000		379,000
Liberty Interactive Corporation [Member]
Grants and other liabilities [Abstract]
Grant and other non-current liabilities	387,000		380,000
Class A membership investment				$ 300,000
Finance lease liabilities	51,700		53,800
Dismantling provision	$ 59,100		$ 59,700